Supplemental Cash Flow Information - Summary of Cash Flow Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Change in non-cash working capital
Accounts receivable	$ 559	$ (4,663)	$ 867	$ (3,784)
Accounts payable and accrued liabilities	5,274	4,975	(2,267)	817
Other	(1,174)	(2,084)	(1,111)	(1,880)
Total change in non-cash working capital	$ 4,659	$ (1,772)	$ (2,511)	$ (4,847)